Provisions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year	$ 56,787	$ 43,897
Additions	13,125	20,957
Reversals	(15,033)	(7,065)
Interest accrual	2,402	455
Payments	(4,326)	(6,966)
Foreign exchange effect	(7,727)	4,029
Other	404	1,480
Balance at the end of the year	45,632	56,787
Legal Proceedings Provision Tax [Member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year	9,912
Additions	272
Reversals	(1,612)
Interest accrual	623
Payments	(15)
Foreign exchange effect	(1,993)
Other	(83)
Balance at the end of the year	7,104	9,912
Legal Proceedings Provision Labor [Member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year	22,294
Additions	7,723
Reversals	(7,768)
Interest accrual	1,472
Payments	(2,727)
Foreign exchange effect	(4,190)
Other	605
Balance at the end of the year	17,409	22,294
Legal Proceedings Provision Civil [Member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year	760
Additions	1,433
Interest accrual	79
Payments	(20)
Foreign exchange effect	(70)
Other	(118)
Balance at the end of the year	2,064	760
Legal Proceedings Provision Environmental [Member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year	23,821
Additions	3,697
Reversals	(5,653)
Interest accrual	228
Payments	(1,564)
Foreign exchange effect	(1,474)
Balance at the end of the year	$ 19,055	$ 23,821